Columbia Overseas Value Fund
First Quarter Report
May 31, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Overseas Value Fund, May 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 96.9%
Issuer	Shares	Value ($)
Australia 1.8%
Northern Star Resources Ltd.	5,836,952	55,802,680
Belgium 0.9%
Liberty Global Ltd., Class C(a)	1,618,982	27,636,023
Brazil 0.7%
JBS S/A	3,846,862	21,179,756
Canada 5.1%
Cameco Corp.(b)	879,712	48,832,813
Energy Fuels, Inc.(a)	3,175,052	22,225,364
Nutrien Ltd.	208,254	12,205,767
Pan American Silver Corp.	879,170	19,341,740
Teck Resources Ltd., Class B	402,829	20,967,250
Vermilion Energy, Inc.	3,128,919	38,736,017
Total		162,308,951
China 0.4%
Guangdong Investment Ltd.	21,548,000	12,213,066
Finland 2.2%
UPM-Kymmene OYJ	1,785,390	68,250,308
France 16.3%
AXA SA	2,304,129	83,193,974
BNP Paribas SA	1,093,935	80,750,685
Cie Generale des Etablissements Michelin SCA	730,244	29,615,095
Eiffage SA	298,334	33,007,709
Engie SA	4,287,294	72,633,693
Sanofi SA	655,143	64,139,808
Societe Generale SA	530,157	15,879,712
TotalEnergies SE	1,574,150	115,329,306
Worldline SA(a)	1,649,982	22,055,143
Total		516,605,125
Germany 4.6%
Duerr AG	703,210	18,064,702
E.ON SE	2,999,450	40,169,020
Fresenius Medical Care AG	523,268	22,319,662
KION Group AG	423,678	20,043,559
Mercedes-Benz Group AG, Registered Shares	323,515	23,479,848
Common Stocks (continued)
Issuer	Shares	Value ($)
Merck KGaA	115,317	20,958,885
Total		145,035,676
Greece 1.3%
Piraeus Financial Holdings SA(a)	10,600,858	41,646,006
Hong Kong 1.2%
WH Group Ltd.	57,531,830	39,205,422
Ireland 2.7%
Bank of Ireland Group PLC	4,426,004	50,868,354
Flutter Entertainment PLC(a)	66,741	12,843,258
Smurfit Kappa Group PLC	452,557	22,072,584
Total		85,784,196
Israel 3.0%
Bank Hapoalim BM	2,644,557	24,327,699
Bezeq Israeli Telecommunication Corp., Ltd.	12,548,223	15,161,444
Check Point Software Technologies Ltd.(a)	366,092	55,096,846
Total		94,585,989
Japan 23.4%
Dai-ichi Life Holdings, Inc.	1,647,300	44,322,204
Daiwabo Holdings Co., Ltd.	2,175,400	38,485,954
ITOCHU Corp.	1,013,100	47,825,004
Kinden Corp.	1,118,400	23,824,445
Macnica Holdings, Inc.	793,400	32,633,605
Marubeni Corp.	2,219,100	43,462,300
MatsukiyoCocokara & Co.	1,816,800	25,685,970
Mebuki Financial Group, Inc.	7,257,900	29,167,270
ORIX Corp.	2,593,400	56,556,986
Sankyo Co., Ltd.	4,809,900	46,898,007
Sanwa Holdings Corp.	1,348,400	25,102,321
Shimamura Co., Ltd.	896,000	42,920,131
Ship Healthcare Holdings, Inc.	1,211,600	17,830,167
Sumitomo Corp.	689,800	17,950,328
Sumitomo Mitsui Financial Group, Inc.	1,454,300	95,182,652
Sundrug Co., Ltd.	659,100	16,764,617
Takeda Pharmaceutical Co., Ltd.	1,234,200	32,860,562
Takuma Co., Ltd.	682,045	7,493,184
Tokyo Tatemono Co., Ltd.	917,100	14,852,791

Columbia Overseas Value Fund  | 2024

Portfolio of Investments  (continued)
Columbia Overseas Value Fund, May 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
TOPPAN Holdings, Inc.	1,814,800	47,008,267
Toyota Motor Corp.	1,428,800	31,123,112
Total		737,949,877
Jersey 0.3%
Arcadium Lithium PLC(a)	2,160,324	9,570,235
Netherlands 9.8%
ASR Nederland NV	1,267,969	61,367,737
ING Groep NV	3,571,600	63,807,948
Koninklijke Ahold Delhaize NV	1,897,735	58,854,557
Shell PLC	3,476,055	125,467,383
Total		309,497,625
Norway 1.1%
Leroy Seafood Group ASA	7,715,026	33,825,776
Russian Federation —%
Lukoil PJSC(c),(d),(e),(f)	106,132	—
Singapore 1.7%
BW LPG Ltd.	581,120	12,036,192
Venture Corp., Ltd.	4,062,900	42,275,933
Total		54,312,125
South Africa 0.2%
Impala Platinum Holdings Ltd.	1,486,921	7,659,656
South Korea 0.4%
Youngone Corp.	462,601	11,361,691
Spain 2.7%
Banco Santander SA	16,240,164	85,646,598
Switzerland 1.9%
Novartis AG, Registered Shares	586,252	60,675,884
United Kingdom 11.3%
AstraZeneca PLC, ADR	314,035	24,501,011
BP PLC	3,805,582	23,805,764
BT Group PLC	21,678,858	36,295,520
Crest Nicholson Holdings PLC	1,068,556	3,258,358
DCC PLC	712,645	52,043,776
Imperial Brands PLC	2,038,820	50,662,883
Common Stocks (continued)
Issuer	Shares	Value ($)
JD Sports Fashion PLC	19,795,336	32,535,141
John Wood Group PLC(a)	1,491,165	3,386,523
Just Group PLC	25,103,975	33,435,943
TP Icap Group PLC	14,150,885	39,489,566
Vodafone Group PLC	27,289,447	26,383,444
WPP PLC	2,919,713	30,560,860
Total		356,358,789
United States 3.9%
Burford Capital Ltd.	2,487,871	35,924,857
Diversified Energy Co. PLC	1,748,982	26,453,323
Jazz Pharmaceuticals PLC(a)	316,661	33,328,570
Roche Holding AG, Genusschein Shares	106,340	27,150,401
Sage Therapeutics, Inc.(a)	59,479	660,812
Total		123,517,963
Total Common Stocks (Cost $2,647,363,155)		3,060,629,417

Exchange-Traded Equity Funds 1.6%
	Shares	Value ($)
United States 1.6%
iShares MSCI EAFE Value ETF	884,229	49,755,566
Total Exchange-Traded Equity Funds (Cost $48,446,431)		49,755,566

Call Option Contracts Purchased 0.0%
Value ($)
(Cost $2,264,860)	820,743

Money Market Funds 0.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.547%(g),(h)	11,476,314	11,474,019
Total Money Market Funds (Cost $11,472,866)		11,474,019
Total Investments in Securities (Cost $2,709,547,312)		3,122,679,745
Other Assets & Liabilities, Net		36,217,820
Net Assets		$3,158,897,565
At May 31, 2024, securities and/or cash totaling $45,195,792 were pledged as collateral.
Columbia Overseas Value Fund  | 2024

Portfolio of Investments  (continued)
Columbia Overseas Value Fund, May 31, 2024 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
127,857,000 CAD	93,349,908 USD	Barclays	06/27/2024	—	(502,405)
66,332,000 NOK	6,006,619 USD	Barclays	06/27/2024	—	(316,659)
66,953,000 SEK	6,152,242 USD	Barclays	06/27/2024	—	(217,206)
9,443,493 USD	8,488,000 CHF	Barclays	06/27/2024	—	(11,438)
54,262,178 USD	43,362,000 GBP	Barclays	06/27/2024	998,499	—
6,273,906 USD	66,332,000 NOK	Barclays	06/27/2024	49,373	—
10,307,691,000 JPY	67,080,941 USD	Citi	06/27/2024	1,299,937	—
9,396,050 USD	14,190,000 AUD	Citi	06/27/2024	51,794	—
60,426,730 USD	657,609,000 SEK	Citi	06/27/2024	2,133,662	—
33,142,575,000 KRW	24,154,283 USD	Goldman Sachs International	06/27/2024	164,329	—
5,721,000 EUR	6,159,294 USD	HSBC	06/27/2024	—	(54,768)
44,856,000 ILS	12,044,307 USD	HSBC	06/27/2024	—	(74,304)
65,301,000 SGD	48,163,828 USD	HSBC	06/27/2024	—	(219,248)
14,005,000 EUR	15,009,565 USD	Morgan Stanley	06/27/2024	—	(202,452)
199,813,000 SEK	18,738,735 USD	Morgan Stanley	06/27/2024	—	(270,099)
983,350,000 JPY	6,263,170 USD	State Street	06/27/2024	—	(12,314)
12,025,630 USD	83,518,000 DKK	State Street	06/27/2024	139,791	—
51,281,932 USD	86,431,000 NZD	State Street	06/27/2024	1,847,203	—
4,927,000 GBP	6,263,902 USD	UBS	06/27/2024	—	(15,083)
147,938,389 USD	226,155,000 AUD	UBS	06/27/2024	2,637,872	—
6,264,467 USD	8,585,000 CAD	Wells Fargo	06/27/2024	37,277	—
48,358,518 USD	43,859,000 CHF	Wells Fargo	06/27/2024	378,578	—
Total				9,738,315	(1,895,976)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
CBOE Volatility Index	Morgan Stanley	USD	27,542,856	21,318	16.00	06/18/2024	2,264,860	820,743

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Cameco Corp.	Morgan Stanley	USD	(17,896,424)	(3,224)	60.00	6/21/2024	(229,976)	(224,068)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2024, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.

(d)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At May 31, 2024, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Lukoil PJSC	01/25/2022-01/26/2022	106,132	8,693,218	—

(e)
As a result of sanctions and restricted cross-border payments, certain income and/or principal has not been recognized by the Fund. The Fund will continue to monitor the net realizable value and record the income when it is considered collectible.

(f)	Valuation based on significant unobservable inputs.

Columbia Overseas Value Fund  | 2024

Portfolio of Investments  (continued)
Columbia Overseas Value Fund, May 31, 2024 (Unaudited)
Notes to Portfolio of Investments (continued)
(g)	The rate shown is the seven-day current annualized yield at May 31, 2024.
(h)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.547%
	38,390	225,861,218	(214,426,733)	1,144	11,474,019	(1,094)	239,388	11,476,314
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Overseas Value Fund  | 2024

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT208_02_P01_(07/24)